Average Annual Total Returns (Total Bond Market Index Portfolio Annuity)	Total Bond Market Index Portfolio Total Bond Market Index Portfolio - Total Bond Market Index Portfolio 1/1/2014 - 12/31/2014	Barclays U.S. Aggregate Bond Index Total Bond Market Index Portfolio Total Bond Market Index Portfolio - Total Bond Market Index Portfolio 1/1/2014 - 12/31/2014	Barclays U.S. Aggregate Float Adjusted Index Total Bond Market Index Portfolio Total Bond Market Index Portfolio - Total Bond Market Index Portfolio 1/1/2014 - 12/31/2014	Spliced Barclays U.S. Aggregate Float Adjusted Index Total Bond Market Index Portfolio Total Bond Market Index Portfolio - Total Bond Market Index Portfolio 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.89%	5.97%	5.85%	5.85%
Five Years	4.29%	4.45%	4.48%	4.48%
Ten Years	4.63%	4.71%	none	4.72%